Expenses - Schedule of Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Expenses [Abstract]
Cost of revenue	$ 16,960,109	$ 16,762,580	$ 13,884,291
Amortization of intangible assets	16,164	15,813	16,211
Depreciation	1,234,190	910,671	680,013
Legal and professional expenses	440,387	386,622	833,079
Staffing expense	784,491	844,098	633,979
Other operating expenses	2,655,316	2,643,948	2,267,265
Total expenses	$ 22,090,657	$ 21,563,732	$ 18,314,838